Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable	$ 37,493	$ 549,936
Interest Rate	0.00%
Interest Rate Maximum	6.00%
Term Minimum	8 months 12 days
Term Maximum	9 months 18 days